Consolidated Statements Of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 1,331,176,555	$ 1,001,420,217	$ 989,253,972
Adjustments for:
Interest income	(116,078,163)	(101,226,862)	(18,677,943)
Finance costs	12,825,923	21,510,079	27,705,955
Depreciation	44,226	30,374	113,919
Dividend income	(48,711,208)	(88,078,159)	(92,316,548)
Gain related to disposed investment	(125,112,176)	(82,948,508)	(8,235,180)
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial assets)	(597,551,244)	31,054,945	641,603,993
Net fair value changes on derivative financial asset	54,008,047	(371,305,326)	(1,165,220,000)
Net fair value changes on derivative financial liability		(7,765,148)
Impairment losses under expected credit loss model on financial asset		17,109,001
Operating cash flows before changes in working capital	510,601,960	419,800,613	374,228,168
(Increase)/decrease in accounts receivable	(9,164,430)	251,920,323	(185,286,520)
(Increase)/decrease in prepayments, deposits and other receivables	2,956,009	11,568,581	(3,097,113)
Increase/(decrease) in other payables and accruals	(36,178,634)	(49,718,674)	97,893,906
Decrease in financial assets at fair value through profit or loss	0	972,215,580	81,711,180
Decrease in derivative financial asset		618,682,641
Changes in accounts payable and other assets	14,278,153	(241,859,529)	259,825,630
Cash generated from operations	482,493,058	1,982,609,535	625,275,251
Profits tax paid	(96,460,047)	(76,778,218)	(9,207,649)
Dividend received	48,711,208	88,078,159	92,316,548
Interest received	15,379	67,783	1,115,839
Net cash generated from operating activities	434,759,598	1,993,977,259	709,499,989
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of items of property, plant and equipment		(110,734)	(13,710)
Purchase of financial assets at fair value through profit or loss	(9,968,000)
Increase in amount due from immediate holding company	(348,701,497)	(3,581,230,632)	(2,957,926,150)
Net cash used in investing activities	(358,669,497)	(3,581,341,366)	(2,957,939,860)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares			2,767,254,756
Share issue expenses			(58,263,976)
Proceeds from issue of warrants			15,699,600
Exercise of warrants			78,498,000
Proceeds from issue of convertible bond			116,809,500
Repayment of margin loans		(317,722,438)	(4,277,101)
Redemption of perpetual securities	(49,154,565)
Proceeds from bank borrowings	155,926,000	232,280,000
Net proceeds from perpetual securities		1,436,368,339
Distribution to perpetual securities holders	(124,279,754)	(62,753,625)
Financing costs paid	(4,662,214)	(13,765,758)	(27,705,955)
Capital injection by non-controlling interest	15,511,408
Net cash flows generated from/(used in) financing activities	(6,659,125)	1,274,406,518	2,888,014,824
NET INCREASE /(DECREASE) IN CASH AND CASH EQUIVALENTS	69,430,976	(312,957,589)	639,574,953
Cash and cash equivalents at beginning of year	453,966,764	766,430,471	126,855,518
Effect of foreign exchange rate change, net	2,808,368	493,882
CASH AND CASH EQUIVALENTS AT END OF YEAR	526,206,108	453,966,764	766,430,471
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 526,206,108	$ 453,966,764	$ 766,430,471